SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES - Schedule of Changes in Assumptions Impact on Impairment Analysis (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Sensitivity Analysis, Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Headroom/(impairment), impact from pricing	$ (473,510,000)
Headroom/(impairment), impact from discount rate	$ 1,253,634,000
Discount rate used in estimate the value of acquisition	950.00%
Sensitivity Analysis, Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Headroom/(impairment), impact from pricing	$ 7,532,007,000
Headroom/(impairment), impact from discount rate	$ 627,047,000
Discount rate used in estimate the value of acquisition	1350.00%
One Field | Sensitivity Analysis, Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Headroom/(impairment), impact from discount rate	$ (7,265,000)
Two Fields | Sensitivity Analysis, Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Headroom/(impairment), impact from discount rate	(134,459,000)
Natural Gas (MMcf) | Sensitivity Analysis, Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity analysis for impairment, commodity base price	2.04
Natural Gas (MMcf) | Sensitivity Analysis, Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity analysis for impairment, commodity base price	6.42
Oil (MBbls) | Sensitivity Analysis, Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity analysis for impairment, commodity base price	39.23
Oil (MBbls) | Sensitivity Analysis, Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Sensitivity analysis for impairment, commodity base price	$ 94.79